Inventories (Details Textual) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories (Textual)
Recognized as a expense/(reversal) for inventories	$ 455	$ 642	$ 353	$ 45	$ 259
Cost of inventories			$ 65,575	$ 77,496	$ 94,373